11. Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 40,146		$ 47,698
Contractual principal maturities of long-term debt [Abstract]
2017	0
2018	10,053
2019	30,053
2020	40
Long-term debt	40,146		47,698
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long-term debt	$ 146		198
Issuance date for long term date	Aug. 23, 2005
Face amount of long term debt	$ 750		$ 750
Interest rate on long term debt (in hundredths)	0.00%		0.00%
Maturity date of long term debt	Aug. 24, 2020
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 146		$ 198
Federal Home Loan Bank Advances, with an annual interest rate of 3.53% [Member]
Debt Instrument [Line Items]
Long-term debt	$ 12,500		12,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	$ 12,500		$ 12,500
Interest rate on long term debt (in hundredths)	3.53%		3.53%
Maturity date of long term debt	Aug. 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 12,500		$ 12,500
Federal Home Loan Bank Advances, with an annual interest rate of 3.70% [Member]
Debt Instrument [Line Items]
Long-term debt	$ 12,500		12,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	$ 12,500		$ 12,500
Interest rate on long term debt (in hundredths)	3.70%		3.70%
Maturity date of long term debt	Aug. 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 12,500		$ 12,500
Federal Home Loan Bank Advances, with an annual interest rate of 2.73% [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5,000		5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	$ 5,000		$ 5,000
Interest rate on long term debt (in hundredths)	2.73%		2.73%
Maturity date of long term debt	Aug. 29, 2018
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 5,000		$ 5,000
Federal Home Loan Bank Advances, with an annual interest rate of 3.74% [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5,000		5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	$ 5,000		$ 5,000
Interest rate on long term debt (in hundredths)	3.74%		3.74%
Maturity date of long term debt	Aug. 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 5,000		$ 5,000
Federal Home Loan Bank Advances, with an annual interest rate of 2.43% [Member]
Debt Instrument [Line Items]
Long-term debt		[1]	7,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	$ 7,500		$ 7,500
Interest rate on long term debt (in hundredths)	2.43%		2.43%
Maturity date of long term debt	Aug. 29, 2017
Contractual principal maturities of long-term debt [Abstract]
Long-term debt		[1]	$ 7,500
Federal Home Loan Bank Advances, with an annual interest rate of 2.86% [Member]
Debt Instrument [Line Items]
Long-term debt	$ 5,000		5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	$ 5,000		$ 5,000
Interest rate on long term debt (in hundredths)	2.86%		2.86%
Maturity date of long term debt	Aug. 29, 2018
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 5,000		$ 5,000

[1]	Included in Short Term Borrowings